Business, Liquidity and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Fair value liability for price adjustable warrants	$ 15,495	$ 5,226	$ 4,169
Fair value liability for shares to be issued	25	1,019	901
Total liabilities at fair value	15,520	6,245	5,070
Recurring basis
Liabilities:
Fair value liability for price adjustable warrants	15,495	5,226	4,169
Fair value liability for shares to be issued	25	1,019	901
Total liabilities at fair value	15,520	6,245	5,070
Recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued	25	1,019	901
Total liabilities at fair value	25	1,019	901
Recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	15,495	5,226	4,169
Fair value liability for shares to be issued
Total liabilities at fair value	$ 15,495	$ 5,226	$ 4,169